Investment Securities and Mortgage-Backed Securities (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value of Available For Sale securities
Fair Value	$ 228,369,261	$ 193,605,166
Sales of available for sale securities
Proceeds	38,519,694	52,262,277	45,899,020
Gross Gains	830,618	782,710	1,549,848
Gross Losses	34,337	356,980	27,588
Tax provision related to net realized gains and losses	308,081	164,715	588,962
Carrying value of investment securities pledged to collateralize borrowing arrangements, secure public deposits and for other purposes required or permitted by law	120,860,037	146,721,272
Debt Securities Other Than Residential Mortgage-Backed Securities
Amortized cost of Available For Sale securities
Within one year	136,270
After one year through five years	25,051,575
After five years through ten years	47,229,318
After ten years	80,143,568
Total	152,560,731
Fair Value of Available For Sale securities
Within one year	138,138
After one year through five years	25,902,803
After five years through ten years	48,947,258
After ten years	80,377,698
Fair Value	155,365,897	125,757,827
Amortized cost of Held to Maturity securities
Within one year	939,145
After one year through five years	2,382,914
After five years through ten years	6,988,346
After ten years	863,044
Total	11,173,449
Fair Value of Held to Maturity securities
Within one year	944,484
After one year through five years	2,512,171
After five years through ten years	7,689,999
After ten years	1,006,808
Total	$ 12,153,462